SEGMENTED INFORMATION - Significant customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segmented Information
Metal sales	$ 3,497.3	$ 3,212.6
Percentage of total metal sales	36.30%	49.60%
Customer 1
Segmented Information
Metal sales	$ 517.3	$ 505.1
Customer 2
Segmented Information
Metal sales	397.8	376.3
Customer 3
Segmented Information
Metal sales	355.0	360.8
Customer 4
Segmented Information
Metal sales		351.9
Fort Knox
Segmented Information
Metal sales	279.6	325.5
Fort Knox | Customer 1
Segmented Information
Metal sales	11.3	38.4
Fort Knox | Customer 2
Segmented Information
Metal sales	31.5
Fort Knox | Customer 3
Segmented Information
Metal sales	24.2	56.1
Fort Knox | Customer 4
Segmented Information
Metal sales		17.5
Round Mountain
Segmented Information
Metal sales	502.2	483.9
Round Mountain | Customer 1
Segmented Information
Metal sales	56.3	96.2
Round Mountain | Customer 2
Segmented Information
Metal sales	49.0
Round Mountain | Customer 3
Segmented Information
Metal sales	14.5	38.8
Round Mountain | Customer 4
Segmented Information
Metal sales		5.6
Bald Mountain
Segmented Information
Metal sales	249.2	403.9
Bald Mountain | Customer 1
Segmented Information
Metal sales	17.0	70.4
Bald Mountain | Customer 2
Segmented Information
Metal sales	40.4
Bald Mountain | Customer 3
Segmented Information
Metal sales	16.7	19.8
Bald Mountain | Customer 4
Segmented Information
Metal sales		3.6
Paracatu
Segmented Information
Metal sales	856.3	663.1
Paracatu | Customer 1
Segmented Information
Metal sales	59.4	46.2
Paracatu | Customer 2
Segmented Information
Metal sales	76.8
Paracatu | Customer 3
Segmented Information
Metal sales	181.1	75.3
Paracatu | Customer 4
Segmented Information
Metal sales		186.4
Maricunga
Segmented Information
Metal sales	61.2	113.6
Maricunga | Customer 1
Segmented Information
Metal sales	0.7	18.1
Maricunga | Customer 2
Segmented Information
Metal sales	8.0
Maricunga | Customer 3
Segmented Information
Metal sales	4.1	38.7
Maricunga | Customer 4
Segmented Information
Metal sales		5.5
Kupol
Segmented Information
Metal sales	734.4	627.7
Kupol | Customer 1
Segmented Information
Metal sales	145.4
Kupol | Customer 2
Segmented Information
Metal sales	55.8	376.3
Tasiast
Segmented Information
Metal sales	532.8	307.8
Tasiast | Customer 1
Segmented Information
Metal sales	175.5	119.4
Tasiast | Customer 2
Segmented Information
Metal sales	78.5
Tasiast | Customer 3
Segmented Information
Metal sales	66.6	75.5
Tasiast | Customer 4
Segmented Information
Metal sales		62.0
Chirano
Segmented Information
Metal sales	281.6	286.0
Chirano | Customer 1
Segmented Information
Metal sales	51.7	116.4
Chirano | Customer 2
Segmented Information
Metal sales	57.8
Chirano | Customer 3
Segmented Information
Metal sales	$ 47.8	56.6
Chirano | Customer 4
Segmented Information
Metal sales		$ 71.3